Note 18 - Fair Value of Financial Instruments (Details Textual) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Other Commitment, Total	$ 132,605,000	$ 146,450,000
Commitments to Extend Credit [Member]
Other Commitment, Total	$ 133,220,000	$ 147,526,000